Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Note Payable [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 7 – CONVERTIBLE NOTE PAYABLE

Securities purchase agreement and related convertible note and warrants

Iliad Note

On May 2, 2018, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Iliad Research and Trading, L.P. (the “Investor”) pursuant to which the Investor purchased a Convertible Promissory Note (the “Iliad Note”) in the original principal amount of $900,000, convertible into shares of common stock of the Company (the “Common Stock”), upon the terms and subject to the limitations and conditions set forth in the Iliad Note, and a two year warrant to purchase 134,328 shares of common stock at an exercise price of $7.18 per share (the “Warrant”). In connection with the Iliad Note, the Company paid an original issue discount of $150,000 and paid issuance costs of $45,018 which will be reflected as a debt discount and amortized over the Iliad Note term. The Iliad Note bears interest at 10% per annum, is unsecured, and is due on the date that is fifteen months from May 2, 2018. The Warrant shall expire on the last calendar day of the month in which the second anniversary of the Issue Date occurs.

On November 8, 2018, the Company converted an aggregate of $27,811 and $47,189 outstanding principal and interest of the Iliad Note, respectively, into a total of 36,621 shares of its common stock.

On January 11, 2019, the Company converted an aggregate of $34,103 and $15,897 outstanding principal and interest of the Iliad Note, respectively, into 266,667 shares of its common stock.

On April 30, 2020, the Company converted an aggregate of $100,000 and $0 outstanding principal and interest of the Iliad Note, respectively, into 10,059 shares of its common stock.

During the year ended December 31, 2020, the Company converted an aggregate of $235,000 and $158,017 outstanding principal and interest of the Iliad Note, respectively, into 18,944,773 shares of its common stock.

The Investor has the right at any time after May 2, 2018 until the outstanding balance has been paid in full to convert all or any part of the outstanding balance into shares of common stock of the Company at conversion price of $6.70 per share (the “Lender Conversion Price”). The Lender Conversion Price is subject to certain adjustments set forth in the Iliad Note. The conversion price for each Redemption Conversion (the “Redemption Conversion Price”) shall be the lesser of (a) the Lender Conversion Price, and (b) the Market Price; provided, however, in no event shall the Redemption Conversion Price be less than $2.00 per share (“Conversion Price Floor”) unless the Company waive the Conversion Price Floor.

This debt instrument includes embedded components including a put option. The Company evaluated these embedded components to determine whether they are embedded derivatives within the scope of ASC Topic 815, “Derivatives and Hedging”, that should be separately carried at fair value. ASC 815-15-25-1 provides guidance on when an embedded component should be separated from its host instrument and accounted for separately as a derivative. Based on this analysis, the Company believes that the put option is clearly and closely related to the debt instrument and does not meet the definition of a derivative. Accordingly, in connection with this Iliad Note, the Company recorded a debt discount for (a) the original issue discount of $150,000 (b) the relative fair value of the warrants issued of $152,490 and (c) legal fees and other fees paid in connection with the Iliad Note aggregating $45,018. There is no beneficial conversion feature on the Iliad Note. The debt discount shall be accreted on a straight-line basis over the term of the Iliad Note.

The Company is currently in default under Iliad Note with the outstanding balance of $1,259,980 at December 31, 2021. At the date of filing of this quarterly report, both parties have not reached agreement on how to cure the default.

Power Up

On April 7, 2020, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Power Up Lending Group Ltd. (“Power Up”) pursuant to which Power Up purchased a Convertible Promissory Note (the “Power Up Note”) in the original principal amount of $83,000, with additional tranches of up to $1,000,000 in the aggregate over the next twelve (12) months, subject to the discretion of both parties. The Power Up Note is convertible into shares of common stock of the Company at a price equal to 65% of the average of the two (2) lowest trading prices for the Company’s common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 8% per annum and is due on October 7, 2021.

During the years ended  December 31, 2020 and 2021, respectively, the Company converted an aggregate of $127,820 and $0 outstanding principal and interest of the Power Up Note, respectively, into 8,228,775 shares of its common stock.

As of September 30, 2022 and December 31, 2021, the Company has no outstanding balance under the Power Up Note.

Black Ice

On April 14, 2020, the Company and Black Ice Advisors, LLC (“Black Ice”) entered into a Securities Purchase Agreement, whereby the Company issued a note to Black Ice (the “Black Ice Note”) in the original principal amount of $110,000. The Black Ice Note contains an original issue discount of $10,000 which will be reflected as a debt discount and amortized over the Black Ice Note term. The Black Ice Note is convertible into shares of the common stock of the Company at a price equal to 60% of the lowest trading price of the Company’s common stock for the fifteen (15) prior trading days including the day upon which a Notice of Conversion is received by the Company. The Black Ice Note bears interest at 10% per annum and is due on April 14, 2021.

During the year ended December 31, 2020 the Company converted an aggregate of $15,000 outstanding principal and interest of the Black Ice Note, respectively, into 987,180 shares of its common stock.

In January 2021, the Company converted an aggregate of $95,000 and $9,167 outstanding principal and interest of the Black Ice Note, respectively, into 12,452,413 shares of its common stock.

In June 2021, the Company converted an aggregate of $100,000 outstanding principal of the Black Ice Note, respectively, into 3,948,278 shares of its common stock.

As of September 30, 2022 and December 31, 2021, the Company has no outstanding balance under the Black Ice Note.

Pyram

On April 9, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram LC Architecture Limited. (“Pyram”) pursuant to which Pyram purchased the Convertible Promissory Note (the “Pyram Note”) in the original principal amount of $89,744. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 8, 2021.

On April 28, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $38,462. The Pyram Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 28, 2021.

On May 13, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $25,641. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on November 12, 2021.

On June 29, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $76,923. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on December 28, 2021.

On July 29, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,565. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on January 28, 2022.

On August 26, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $74,359. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on February 25, 2022.

On September 20, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $128,206. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on March 19, 2022.

As of September 30, 2022 and December 31, 2021, convertible debt consisted of the following:

	September 30, 2022	December 31, 2021
Principal	$1,115,097	$1,113,830
Unamortized discount	-	-
Convertible debt, net	$1,115,097	$1,113,830

The amortization of discount was $0 and $0 for the three months ended September 30, 2022 and 2021.

The amortization of discount was $0 and $2,821 for the nine months ended September 30, 2022 and 2021.

As of September 30, 2022 and December 31, 2021, accrued interest amounted to $946,562 and $905,046, respectively.

NOTE 7 – CONVERTIBLE NOTE PAYABLE

Securities purchase agreement and related convertible note and warrants

Iliad Note

On May 2, 2018, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Iliad Research and Trading, L.P. (the “Investor”) pursuant to which the Investor purchased a Convertible Promissory Note (the “Iliad Note”) in the original principal amount of $900,000, convertible into shares of common stock of the Company (the “Common Stock”), upon the terms and subject to the limitations and conditions set forth in the Iliad Note, and a two year Warrant to purchase 134,328 shares of Common Stock at an exercise price of $7.18 per share (the “Warrant”). In connection with the Iliad Note, the Company paid an original issue discount of $150,000 and paid issuance costs of $45,018 which will be reflected as a debt discount and amortized over the Iliad Note term. The Iliad Note bears interest at 10% per annum, is unsecured, and is due on the date that is fifteen months from May 2, 2018. The warrants shall expire on the last calendar day of the month in which the second anniversary of the Issue Date occurs.

On November 8, 2018, the Company converted an aggregate of $27,811 and $47,189 outstanding principal and interest of the Iliad Note, respectively, into a total of 36,621 shares of its common stock.

On January 11, 2019, the Company converted an aggregate of $34,103 and $15,897 outstanding principal and interest of the Iliad Note, respectively, into 266,667 shares of its common stock.

On April 30, 2020, the Company converted an aggregate of $100,000 and $0 outstanding principal and interest of the Iliad Note, respectively, into 10,059 shares of its common stock.

During the year ended December 31, 2020, the Company converted an aggregate of $235,000 and $158,017 outstanding principal and interest of the Iliad Note, respectively, into 18,944,773 shares of its common stock.

The Investor has the right at any time after May 2, 2018 until the outstanding balance has been paid in full to convert all or any part of the outstanding balance into shares of common stock of the Company at conversion price of $6.70 per share (the “Lender Conversion Price”). The Lender Conversion Price is subject to certain adjustments set forth in the Iliad Note. The conversion price for each Redemption Conversion (the “Redemption Conversion Price”) shall be the lesser of (a) the Lender Conversion Price, and (b) the Market Price; provided, however, in no event shall the Redemption Conversion Price be less than $2.00 per share (“Conversion Price Floor”) unless the Company waive the Conversion Price Floor.

This debt instrument includes embedded components including a put option. The Company evaluated these embedded components to determine whether they are embedded derivatives within the scope of ASC 815 that should be separately carried at fair value. ASC 815-15-25-1 provides guidance on when an embedded component should be separated from its host instrument and accounted for separately as a derivative. Based on this analysis, the Company believes that the put option is clearly and closely related to the debt instrument and does not meet the definition of a derivative. Accordingly, in connection with this Iliad Note, the Company recorded a debt discount for (a) the original issue discount of $150,000 (b) the relative fair value of the warrants issued of $152,490 and (c) legal fees and other fees paid in connection with the Iliad Note aggregating $45,018. There is no beneficial conversion feature on this Iliad Note. The debt discount shall be accreted on a straight line basis over the term of this Iliad Note.

The Company is currently in default under Iliad Note with the outstanding balance of Iliad Note was $1,259,980 at December 31, 2021. At the date of filing, both parties have not reached into the mutual agreement.

Power Up

On April 7, 2020, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Power Up Lending Group Ltd. (“Power Up”) pursuant to which Power Up purchased a Convertible Promissory Note (the “Power Up Note”) in the original principal amount of $83,000, with additional tranches of up to $1,000,000 in the aggregate over the next twelve (12) months, subject to the discretion of both parties. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 65% of the average of the two (2) lowest trading prices for the Company’s common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 8% per annum and is due on October 7, 2021.

During the December, 2020, the Company converted an aggregate of $127,820 and $0 outstanding principal and interest of the Power Up Note, respectively, into 8,228,775 shares of its common stock.

As of December 31, 2021, the Company has no outstanding balance under the Power Up Note.

Black Ice

On April 14, 2020, the Company and Black Ice Advisors, LLC (“Black Ice”) entered into a Securities Purchase Agreement, whereby the Company issued a note to Black Ice (the “Black Ice Note”) in the original principal amount of $110,000.The Black Ice Note contains an original issue discount of $10,000 which will be reflected as a debt discount and amortized over the Black Ice Note term. The Black Ice Note is convertible into shares of the common stock of the Company at a price equal to 60% of the lowest trading price of the Company’s common stock for the fifteen (15) prior trading days including the day upon which a Notice of Conversion is received by the Company. The Black Ice Note bears interest at 10% per annum and is due on April 14, 2021.

During the year ended December 31, 2020, the Company converted an aggregate of $15,000 and $0 outstanding principal and interest of the Black Ice Note, respectively, into 987,180 shares of its common stock.

In January 2021, the Company converted an aggregate of $95,000 and $9,167 outstanding principal and interest of the Black Ice Note, respectively, into 12,452,413 shares of its common stock.

In June 2021, the Company converted an aggregate of $100,000 outstanding principal of the Black Ice Note, respectively, into 3,948,278 shares of its common stock.

As of December 31, 2021, the Company has no outstanding balance under the Black Ice Note.

Pyram

On April 9, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram LC Architecture Limited. (“Pyram”) pursuant to which Pyram purchased the Convertible Promissory Note (the “Pyram Note”) in the original principal amount of $89,744. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 8, 2021.

On April 28, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $38,462. The Pyram Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on October 28, 2021.

On May 13, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $25,641. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on November 12, 2021.

On June 29, 2021, pursuant to a securities purchase agreement, the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $76,923. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on December 28, 2021.

On July 29, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $102,565. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on January 28, 2022.

On August 26, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $74,359. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Pyram Note bears interest at 12% per annum and is due on February 25, 2022.

On September 20, 2021, the Company and Pyram entered into a Note Purchase Agreement, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $128,206. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. . The Pyram Note bears interest at 12% per annum and is due on March 19, 2022.

At December 31, 2021 and 2020, convertible debt consisted of the following:

	December 31, 2021	December 31, 2020
Principal	$1,113,830	$598,571
Unamortized discount	-	(2,821)
Convertible debt, net	$1,113,830	$595,750

The amortization of discount was $2,821 and $7,179 for the years ended December 31, 2021 and 2020.

As of December 31, 2021 and 2020, accrued interest amounted to $905,046 and $701,794, respectively.